Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholder's Equity
Stockholders' Equity

NOTE 14. STOCKHOLDERS' EQUITY

Stock Repurchase Program From time to time, we repurchase shares of common stock for distribution through our employee benefit plans or in connection with certain acquisitions. In December 2010, our Board of Directors authorized the repurchase of 300 million shares of our common stock. We began buying back stock under this program in 2012 and completed the purchase of authorized shares that year. In July 2012, our Board of Directors approved a second authorization to repurchase 300 million shares and we completed that program in May 2013. In March 2013, our Board of Directors approved a third authorization to repurchase 300 million shares, under which we repurchased shares during 2014. In March 2014, our Board of Directors approved a fourth authorization to repurchase up to 300 million shares of our common stock. For the year ended December 31, 2014, we had repurchased approximately 48 million shares totaling $1,617 under these authorizations. For the year ended December 31, 2013, we had repurchased approximately 366 million shares totaling $13,028 under these authorizations. Upon completing our acquisition of DIRECTV, our priority will be to use free cash flow (operating cash flows less construction and capital expenditures) after dividends to pay down debt.

To implement these authorizations, we use open market repurchase programs, relying on Rule 10b5-1 of the Securities Exchange Act of 1934 where feasible. We also use accelerated share repurchase programs with large financial institutions to repurchase our stock.

Authorized Shares There are 14 billion authorized common shares of AT&T stock and 10 million authorized preferred shares of AT&T stock. As of December 31, 2014 and 2013, no preferred shares were outstanding.

Dividend Declarations In December 2014, the Company declared an increase in its quarterly dividend to $0.47 per share of common stock. In December 2013, the Company declared a quarterly dividend of $0.46 per share of common stock, which reflected an increase from the $0.45 quarterly dividend declared in November 2012.

Preferred Equity Interest The preferred equity interest discussed in Note 12 is not transferable by the trust except through its put and call features, and therefore has been eliminated in consolidation. After a period of five years from the contribution or, if earlier, the date upon which the pension plan trust is fully funded as determined under GAAP, AT&T has a right to purchase from the pension plan trust some or all of the preferred equity interest at the greater of their fair market value or minimum liquidation value plus any unpaid cumulative dividends. In addition, AT&T will have the right to purchase the preferred equity interest in the event AT&T's ownership of Mobility is less than 50% or there is a transaction that results in the transfer of 50% or more of the pension plan trust's assets to an entity not under common control with AT&T (collectively, a change of control). The pension plan trust has the right to require AT&T to purchase the preferred equity interest at the greater of their fair market value or minimum liquidation value plus any unpaid cumulative dividends, and in installments, as specified in the contribution agreement upon the occurrence of any of the following: (1) at any time if the ratio of debt to total capitalization of Mobility exceeds that of AT&T, (2) the date on which AT&T Inc. is rated below investment grade for two consecutive calendar quarters, (3) upon a change of control if AT&T does not exercise its purchase option, or (4) at any time after a seven-year period from the contribution date. In the event AT&T elects or is required to purchase the preferred equity interest, AT&T may elect to settle the purchase price in cash or shares of AT&T common stock or a combination thereof. Because the preferred equity interest was not considered outstanding for accounting purposes at year-end, it did not affect the calculation of earnings per share.